                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                      SUPPLEMENT DATED MAY 1, 2016 TO THE
              PROSPECTUSES DATED APRIL 28, 2014 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated April 28, 2014 (as supplemented) for the Simple Solutions variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we" or "us"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496, to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company (depending on the company that issued your contract) will be sent to you without charge.


1. MONEY MARKET INVESTMENT PORTFOLIO


Throughout the prospectuses, all references to "money market Investment Portfolio" and "BlackRock Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


2. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectuses with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section under "Description of Index Selector(R)," replace the third sentence in the second paragraph with the following:


      MetLife Advisers establishes specific target investment percentages for each model among the six broad asset classes represented by the portfolios (ultra-short, bond, large cap, mid cap, small cap, and international).


In the "INVESTMENT OPTIONS" section under "Description of Index Selector(R)," delete the table of Index Selector Asset Allocation Models. Index Selector models may change from time to

                                                                  SUPP-USASIM516
                                                                   SUPP-NYSIM516
time. If you are interested in an updated model, please contact your registered representative. Please refer to "Description of Index Selector(R)" for more information.


4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


5. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors" and "MetLife Investors USA," as applicable, add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company and MetLife Insurance Company USA, as applicable, will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.

6. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.03%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio      0.25%         0.30%        0.03%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 20 Portfolio        0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio         0.06%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio        0.25%         0.30%        0.04%

 MetLife Stock Index Portfolio                 0.25%         0.25%       0.02%

 MSCI EAFE(R) Index Portfolio                 0.30%         0.30%        0.10%

 Russell 2000(R) Index Portfolio               0.25%         0.30%       0.06%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio       --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 MetLife Asset Allocation 20 Portfolio       0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio        0.56%       0.87%           --          0.87%

 MetLife Mid Cap Stock Index Portfolio       0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                  --        0.52%         0.01%         0.51%

 MSCI EAFE(R) Index Portfolio                0.01%       0.71%         0.00%         0.71%

 Russell 2000(R) Index Portfolio              0.01%       0.62%         0.00%         0.62%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST -- CLASS C

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio -- Class G

     BlackRock Ultra-Short Term Bond Portfolio -- Class B (formerly BlackRock Money Market Portfolio)

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Mid Cap Stock Index Portfolio -- Class G

     MetLife Stock Index Portfolio -- Class B

     MSCI EAFE(R) Index Portfolio -- Class G

     Russell 2000(R) Index Portfolio -- Class G

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
---------------------------------------------- -----------------------------------------------
 MET INVESTORS SERIES
 TRUST -- CLASS C

 American Funds(R) Balanced Allocation         Seeks a balance between a high level of
 Portfolio+                                    current income and growth of capital, with a
                                               greater emphasis on growth of capital.
 American Funds(R) Moderate Allocation         Seeks a high total return in the form of
 Portfolio+                                    income and growth of capital, with a greater
                                               emphasis on income.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index                 Seeks to track the performance of the
 Portfolio -- Class G*                         Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond               Seeks a high level of current income
 Portfolio -- Class B (formerly BlackRock      consistent with preservation of capital.
 Money Market Portfolio)++
 MetLife Asset Allocation 20                   Seeks a high level of current income, with
 Portfolio -- Class B+                         growth of capital as a secondary objective.
 MetLife Asset Allocation 40                   Seeks high total return in the form of income
 Portfolio -- Class B+                         and growth of capital, with a greater
                                               emphasis on income.
 MetLife Mid Cap Stock Index                   Seeks to track the performance of the
 Portfolio -- Class G*                         Standard & Poor's MidCap 400(R) Composite
                                               Stock Price Index.
 MetLife Stock Index Portfolio -- Class B*     Seeks to track the performance of the
                                               Standard & Poor's 500(R) Composite Stock
                                               Price Index.
 MSCI EAFE(R) Index Portfolio -- Class G*      Seeks to track the performance of the MSCI
                                               EAFE(R) Index.
 Russell 2000(R) Index Portfolio -- Class G*   Seeks to track the performance of the Russell
                                               2000(R) Index.



             INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------- -----------------------------------------
 MET INVESTORS SERIES
 TRUST -- CLASS C

 American Funds(R) Balanced Allocation         MetLife Advisers, LLC
 Portfolio+
 American Funds(R) Moderate Allocation         MetLife Advisers, LLC
 Portfolio+
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index                 MetLife Advisers, LLC
 Portfolio -- Class G*                         Subadviser: MetLife Investment Advisors,
                                               LLC
 BlackRock Ultra-Short Term Bond               MetLife Advisers, LLC
 Portfolio -- Class B (formerly BlackRock      Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)++
 MetLife Asset Allocation 20                   MetLife Advisers, LLC
 Portfolio -- Class B+
 MetLife Asset Allocation 40                   MetLife Advisers, LLC
 Portfolio -- Class B+
 MetLife Mid Cap Stock Index                   MetLife Advisers, LLC
 Portfolio -- Class G*                         Subadviser: MetLife Investment Advisors,
                                               LLC
 MetLife Stock Index Portfolio -- Class B*     MetLife Advisers, LLC
                                               Subadviser: MetLife Investment Advisors,
                                               LLC
 MSCI EAFE(R) Index Portfolio -- Class G*      MetLife Advisers, LLC
                                               Subadviser: MetLife Investment Advisors,
                                               LLC
 Russell 2000(R) Index Portfolio -- Class G*   MetLife Advisers, LLC
                                               Subadviser: MetLife Investment Advisors,
                                               LLC

     + These portfolios are only available for investment in contracts issued prior to December 12, 2011.



     * These portfolios are only available for investment in contracts issued on and after December 12, 2011.



     ++ The BlackRock Ultra-Short Term Bond Portfolio is available in all contracts.


                                      B-1